GEOGRAPHIC INFORMATION (Schedule of total revenues of geographical areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 323,620	$ 271,971
Long-lived assets	11,499		$ 13,741
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	279,106	234,918
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	34,897	30,767
Long-lived assets	115		138
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	9,617	$ 6,286
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,022		6,176
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 6,362		$ 7,427